UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Institutional Emerging Markets

Debt Fund

Annual Report

July 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2014

Eaton Vance

Institutional Emerging Markets Debt Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	28

Federal Tax Information	29

Board of Trustees’ Contract Approval	30

Management and Organization	33

Important Notices	36

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Government bond markets in emerging countries, as measured by the JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified Index (the Index)2, gained 3.39% during the fiscal year ended July 31, 2014. The period began on a negative note, with the Index falling sharply in August on worries about a less-accommodative Federal Reserve (the Fed) — the central bank had said in May and June 2013 that it might soon start tapering its bond purchases. Markets regained their footing over the fall as investors began to realize that the Fed’s talk of tapering didn’t mean that it was going to start raising short-term interest rates anytime soon. Investors also welcomed signs that policy steps taken by countries with large current-account deficits, such as India and Indonesia, were strengthening their economies and currencies.

2014 began with a broad selloff in January that was triggered by several events. Violence escalated in Ukraine, there were political protests in Thailand, and senior officials in Turkey faced corruption charges. In addition, Argentina devalued its currency. The downturn was short-lived, however, and the Index advanced throughout much of the remainder of the fiscal year, even as the Fed tapered. Disappointing U.S. and eurozone economic growth pushed bond yields lower in developed markets, making yields in the emerging world look relatively more attractive. In addition, with the improvement in some of the previously fragile emerging economies, investors felt more comfortable allocating capital to these markets. So as 2014 progressed, strong capital flows returned to emerging market debt.

Fund Performance

For the fiscal year ended July 31, 2014, Eaton Vance Institutional Emerging Markets Debt Fund (the Fund) shares at net asset value (NAV) had a total return of 6.64%. This result was better than the 3.39% gain in the Index and mainly due to the Fund’s allocation to numerous off-benchmark countries. Underweight positions in Turkey and Russia also favorably affected relative results, as these markets were weak. Political uncertainty was a headwind for Turkey, and its current-account deficit made it particularly sensitive to the flight of capital out of emerging markets that occurred from the spring of 2013 through early 2014. The Russian market was impacted by tensions with the West over the crisis in Ukraine.

From a regional perspective, positioning in Asia had the largest positive effect on Fund performance versus the Index, driven by off-benchmark exposure to Sri Lanka and India. Inflation in Sri Lanka remained low, and the country’s economy grew rapidly as it continued to recover from civil war. Asset prices rose in India amid expectations and the ultimate reality that business-friendly political candidates would prevail in the national elections, which were concluded in May. On the minus side, an underweight in Thailand detracted despite political instability in the country.

Central and Eastern Europe was the next-largest contributor to relative results. As previously noted, underweight positions in Turkey and Russia were advantageous and helped offset pockets of weakness, such as an underweight in Hungary where GDP grew at a solid pace. The Fund’s allocations to Sub-Saharan Africa and the Middle East North Africa region also added value. Within these two regions, notable contributors included off-benchmark positions in Rwandan dollar-denominated debt and the Lebanese pound. Both of these holdings benefited from the global hunt for yield.

Latin America was the only region that detracted from relative returns, primarily because of underweights in Brazil and Mexico. Optimism that Brazil might not re-elect its current president, who is unpopular among investors, buoyed the Brazilian market. Mexican debt tends to perform well when emerging market local debt is doing well in general, and this period was no exception. The negative effect of these underweights was partly mitigated by an off-benchmark position in Venezuelan dollar bonds. The yields on these bonds captured investors’ attention, and the political environment in Venezuela stabilized.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Performance2,3

Portfolio Managers John R. Baur, Michael A. Cirami, CFA, and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Fund at NAV	02/04/2013	02/04/2013	6.64%	—	1.66%
JPMorgan Government Bond Index: Emerging	—	—	3.39%	6.23%	–3.76%
Market (JPM GBI-EM) Global Diversified

% Total Annual Operating Expense Ratios[4]
Gross					3.01%
Net					0.85

Growth of $1,000,000

This graph shows the change in value of a hypothetical investment of $1,000,000 in the Institutional Emerging Markets Debt Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Fund Profile

Asset Allocation (% of net assets)5

Foreign Currency Exposure (% of net assets)6

Indonesia	6.2%
India	5.9
Mexico	5.9
Serbia	5.9
Sri Lanka	5.7
Turkey	4.9
Philippines	4.6
Colombia	4.2
Nigeria	4.0
Malaysia	4.0
Poland	4.0
Uruguay	3.5
Zambia	3.2
Peru	3.0
Brazil	3.0
Romania	3.0
Bangladesh	2.9
South Africa	2.1
Lebanon	2.0
Vietnam	2.0
Russia	1.9
Hungary	1.9
Kenya	1.5
Uganda	1.0
Bosnia and Herzegovina	0.9
Dominican Republic	0.8
Kazakhstan	0.5
Azerbaijan	0.3
Chile	0.0	*
Georgia	0.0	*
South Korea	0.0	*
Ghana	0.0	*
Argentina	0.0	*
Euro	(16.2)
Total Long	88.8
Total Short	(16.2)
Total Net	72.6

* Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

JPMorgan Government Bond Index: Emerging Market (JPM GBI–EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. The Fund has no sales charge. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/14. Without the reimbursement, if applicable, performance would have been lower.

[5]	Other net assets represent other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

5

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 – July 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (2/1/14)	Ending Account Value (7/31/14)	Expenses Paid During Period* (2/1/14 – 7/31/14)		Annualized Expense Ratio

Actual
$1,000.00	$1,061.20	$4.34	**	0.85%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,020.60	$4.26	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2014.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Portfolio of Investments

Foreign Government Bonds — 61.4%

Security		Principal Amount (000’s omitted)	Value

Argentina — 5.7%
Republic of Argentina, 7.00%, 10/3/15	USD	2,049	$1,923,768
Republic of Argentina, 8.28%, 12/31/33(1)	USD	541	459,143
Republic of Argentina, 8.75%, 5/7/24	USD	509	473,158

Total Argentina			$2,856,069

Bangladesh — 2.9%
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	18,300	$249,261
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	44,100	602,589
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	34,600	473,495
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	10,000	137,237

Total Bangladesh			$1,462,582

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 10/30/23	BAM	221	$109,778
Republic of Srpska, 1.50%, 6/9/25	BAM	98	43,294
Republic of Srpska, 1.50%, 9/25/26	BAM	421	188,879

Total Bosnia and Herzegovina			$341,951

Brazil — 0.7%
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/17	BRL	1,000	$338,444

Total Brazil			$338,444

Colombia — 3.8%
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	485,600	$320,320
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	2,406,000	1,577,509

Total Colombia			$1,897,829

Cyprus — 0.3%
Republic of Cyprus, 3.75%, 11/1/15(2)	EUR	115	$154,807

Total Cyprus			$154,807

Dominican Republic — 0.8%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(3)	DOP	610	$14,826
Dominican Republic International Bond, 11.50%, 5/10/24(3)	DOP	6,000	146,975
Dominican Republic International Bond, 14.00%, 4/30/21(3)	DOP	2,300	59,838
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	1,100	29,635
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	100	2,694

Security		Principal Amount (000’s omitted)	Value

Dominican Republic (continued)
Dominican Republic International Bond, 15.95%, 6/4/21(3)	DOP	3,500	$103,969
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	1,700	55,632
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	100	3,272

Total Dominican Republic			$416,841

Ecuador — 1.3%
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	640	$675,200

Total Ecuador			$675,200

Fiji — 1.0%
Republic of Fiji, 9.00%, 3/15/16	USD	465	$479,940

Total Fiji			$479,940

Indonesia — 6.0%
Indonesia Government Bond, 7.875%, 4/15/19	IDR	1,898,000	$164,266
Indonesia Government Bond, 8.375%, 3/15/24	IDR	16,500,000	1,464,014
Indonesia Government Bond, 8.75%, 2/15/44	IDR	1,698,000	145,133
Indonesia Government Bond, 10.00%, 7/15/17	IDR	13,830,000	1,272,444

Total Indonesia			$3,045,857

Iraq — 0.4%
Republic of Iraq, 5.80%, 1/15/28(2)	USD	250	$224,375

Total Iraq			$224,375

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	$75,121

Total Kenya			$75,121

Mexico — 5.6%
Mexican Bonos, 6.00%, 6/18/15	MXN	9,380	$728,920
Mexican Bonos, 8.00%, 6/11/20	MXN	11,062	962,222
Mexican Bonos, 10.00%, 12/5/24	MXN	11,526	1,152,288

Total Mexico			$2,843,430

Pakistan — 0.4%
Islamic Republic of Pakistan, 7.25%, 4/15/19(3)	USD	200	$209,000

Total Pakistan			$209,000

7	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Peru — 2.9%
Republic of Peru, 7.84%, 8/12/20	PEN	3,235	$1,340,752
Republic of Peru, 8.60%, 8/12/17	PEN	360	146,608

Total Peru			$1,487,360

Philippines — 3.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	77,000	$1,940,073

Total Philippines			$1,940,073

Poland — 4.0%
Poland Government Bond, 3.75%, 4/25/18	PLN	1,540	$510,093
Poland Government Bond, 5.50%, 10/25/19	PLN	4,150	1,492,755

Total Poland			$2,002,848

Russia — 2.1%
Russia Government Bond, 7.00%, 8/16/23	RUB	7,390	$180,775
Russia Government Bond, 7.35%, 1/20/16	RUB	7,182	196,994
Russia Government Bond, 7.50%, 2/27/19	RUB	26,000	682,588

Total Russia			$1,060,357

Serbia — 5.7%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,740	$449,798
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	29,400	341,091
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	13,780	159,826
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,927,615

Total Serbia			$2,878,330

South Africa — 0.6%
Republic of South Africa, 10.50%, 12/21/26	ZAR	2,700	$294,178

Total South Africa			$294,178

Sri Lanka — 2.5%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	16,730	$130,929
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	64,300	511,447
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	70,970	610,192

Total Sri Lanka			$1,252,568

Tanzania — 0.4%
United Republic of Tanzania, 6.332%, 3/9/20(2)(4)	USD	200	$215,500

Total Tanzania			$215,500

Security		Principal Amount (000’s omitted)	Value

Turkey — 3.6%
Turkey Government Bond, 9.00%, 3/8/17	TRY	3,865	$1,836,192

Total Turkey			$1,836,192

Uganda — 0.5%
Uganda Government Bond, 14.125%, 12/1/16	UGX	497,300	$192,595
Uganda Government Bond, 14.625%, 11/1/18	UGX	92,600	36,603

Total Uganda			$229,198

Uruguay — 2.6%
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	24,829	$857,804
Republic of Uruguay, 5.00%, 9/14/18(5)	UYU	1,954	91,898
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	9,049	362,801

Total Uruguay			$1,312,503

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(2)	USD	260	$244,579

Total Venezuela			$244,579

Vietnam — 2.0%
Vietnam Government Bond, 6.10%, 4/15/17	VND	15,398,500	$736,222
Vietnam Government Bond, 6.70%, 2/28/17	VND	5,561,900	269,744

Total Vietnam			$1,005,966

Zambia — 0.5%
Republic of Zambia, 8.50%, 4/14/24(3)	USD	200	$227,209

Total Zambia			$227,209

Total Foreign Government Bonds (identified cost $31,262,283)			$31,008,307

Foreign Corporate Bonds — 2.3%

Security		Principal Amount (000’s omitted)	Value

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(2)	COP	86,000	$49,304

Total Colombia			$49,304

Mexico — 0.1%
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	500	$38,756
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	34,410

Total Mexico			$73,166

8	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

South Africa — 1.4%
Eskom Holdings SOC, Ltd., 10.00%, 1/25/23	ZAR	6,900	$698,931

Total South Africa			$698,931

South Korea — 0.2%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	220	$81,192

Total South Korea			$81,192

Supranational — 0.5%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(5)	UYU	4,557	$200,519
International Finance Corp., 4.45%, 2/26/16	RUB	1,400	36,010

Total Supranational			$236,529

Total Foreign Corporate Bonds (identified cost $1,148,870)			$1,139,122

Short-Term Investments — 33.4%

Foreign Government Securities — 19.6%

Security		Principal Amount (000’s omitted)	Value

Brazil — 2.1%
Letra Tesouro Nacional Bill, 0.00%, 7/1/15	BRL	2,675	$1,071,902

Total Brazil			$1,071,902

Kenya — 1.1%
Kenya Treasury Bill, 0.00%, 9/22/14	KES	1,900	$21,397
Kenya Treasury Bill, 0.00%, 3/16/15	KES	13,900	149,119
Kenya Treasury Bill, 0.00%, 4/13/15	KES	25,300	269,381
Kenya Treasury Bill, 0.00%, 4/27/15	KES	10,700	113,499

Total Kenya			$553,396

Lebanon — 2.0%
Lebanon Treasury Bill, 0.00%, 8/28/14	LBP	624,300	$411,579
Lebanon Treasury Bill, 0.00%, 10/9/14	LBP	199,200	130,666
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	263,100	166,500
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	489,500	308,429

Total Lebanon			$1,017,174

Malaysia — 4.1%
Bank Negara Monetary Note, 0.00%, 8/5/14	MYR	1,440	$450,409
Bank Negara Monetary Note, 0.00%, 9/11/14	MYR	500	155,935

Security		Principal Amount (000’s omitted)	Value

Malaysia (continued)
Bank Negara Monetary Note, 0.00%, 12/4/14	MYR	4,633	$1,435,106

Total Malaysia			$2,041,450

Nigeria — 2.0%
Federal Republic of Nigeria, 0.00%, 12/4/14	NGN	70,600	$421,342
Nigeria Treasury Bill, 0.00%, 11/6/14	NGN	98,800	594,181

Total Nigeria			$1,015,523

Philippines — 1.1%
Philippine Treasury Bill, 0.00%, 8/6/14	PHP	24,470	$562,687

Total Philippines			$562,687

Romania — 2.1%
Romania Treasury Bill, 0.00%, 3/30/15	RON	3,600	$1,075,449

Total Romania			$1,075,449

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	8,120	$88,993

Total Serbia			$88,993

Sri Lanka — 3.3%
Sri Lanka Treasury Bill, 0.00%, 9/12/14	LKR	70,600	$538,458
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	13,880	105,343
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	47,360	355,414
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	17,740	128,394
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	60,750	439,257
Sri Lanka Treasury Bill, 0.00%, 7/24/15	LKR	13,630	98,372

Total Sri Lanka			$1,665,238

Turkey — 0.3%
Turkey Government Bond, 6.50%, 1/7/15	TRY	350	$162,701

Total Turkey			$162,701

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 10/15/14	UYU	6,125	$257,239

Total Uruguay			$257,239

Venezuela — 0.4%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	179	$178,552

Total Venezuela			$178,552

9	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Zambia — 0.4%
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	260	$42,081
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	1,090	149,852

Total Zambia			$191,933

Total Foreign Government Securities (identified cost $9,916,779)			$9,882,237

U.S. Treasury Obligations — 3.9%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/9/14(6)		$2,000	$1,999,980

Total U.S. Treasury Obligations (identified cost $1,999,897)			$1,999,980

Other — 9.9%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)		$4,998	$4,997,918

Total Other (identified cost $4,997,918)			$4,997,918

Total Short-Term Investments (identified cost $16,914,594)			$16,880,135

Total Investments — 97.1% (identified cost $49,325,747)			$49,027,564

Other Assets, Less Liabilities — 2.9%			$1,450,193

Net Assets — 100.0%			$50,477,757

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BAM	–	Bosnia - Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
COP	–	Colombian Peso
DOP	–	Dominican Peso
EUR	–	Euro
IDR	–	Indonesian Rupiah
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NGN	–	Nigerian Naira
PEN	–	Peruvian New Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
VND	–	Vietnamese Dong
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

(1)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2014, the aggregate value of these securities is $973,832 or 1.9% of the Fund’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $1,481,739 or 2.9% of the Fund’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014.

10	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Statement of Assets and Liabilities

Assets	July 31, 2014
Unaffiliated investments, at value (identified cost, $44,327,829)	$44,029,646
Affiliated investment, at value (identified cost, $4,997,918)	4,997,918
Cash	381,899
Restricted cash*	19,179
Foreign currency, at value (identified cost, $692,889)	690,352
Interest receivable	595,147
Interest receivable from affiliated investment	422
Receivable for investments sold	999,330
Receivable for variation margin on open financial futures contracts	588
Receivable for open forward foreign currency exchange contracts	231,206
Receivable for open swap contracts	155,005
Tax reclaims receivable	19,620
Receivable from affiliate	19,179
Total assets	$52,139,491

Liabilities
Payable for reverse repurchase agreements	$420,990
Payable for investments purchased	998,654
Payable for open forward foreign currency exchange contracts	107,741
Payable for variation margin on open centrally cleared swap contracts	1,595
Payable to affiliate:
Investment adviser and administration fee	27,955
Accrued expenses	104,799
Total liabilities	$1,661,734
Net Assets	$50,477,757

Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized, 5,107,252 shares issued and outstanding	$5,107
Additional paid-in capital	50,267,874
Accumulated net realized loss	(144,263)
Accumulated undistributed net investment income	375,824
Net unrealized depreciation	(26,785)
Total	$50,477,757

Net Asset Value, Offering Price and Redemption Price Per Share
($50,477,757 ÷ 5,107,252 common shares issued and outstanding)	$9.88

*	Represents restricted cash on deposit at the broker for open derivative contracts.

11	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Statement of Operations

Investment Income	Year Ended July 31, 2014
Interest (net of foreign taxes, $55,583)	$1,194,967
Interest allocated from affiliated investment	4,241
Expenses allocated from affiliated investment	(582)
Total investment income	$1,198,626

Expenses
Investment adviser and administration fee	$140,755
Directors’ fees and expenses	1,931
Custodian fee	88,003
Transfer and dividend disbursing agent fees	384
Legal and accounting services	118,695
Printing and postage	13,263
Registration fees	28,860
Miscellaneous	12,947
Total expenses	$404,838
Deduct —
Allocation of expenses to affiliate	$220,392
Reduction of custodian fee	29
Total expense reductions	$220,421

Net expenses	$184,417

Net investment income	$1,014,209

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,064)	$(432,160)
Investment transactions allocated from affiliated investment	39
Financial futures contracts	6,417
Swap contracts	38,083
Foreign currency and forward foreign currency exchange contract transactions	(135,396)
Net realized loss	$(523,017)
Change in unrealized appreciation (depreciation) —
Investments	$507,761
Financial futures contracts	(49,200)
Swap contracts	161,989
Foreign currency and forward foreign currency exchange contracts	180,935
Net change in unrealized appreciation (depreciation)	$801,485

Net realized and unrealized gain	$278,468

Net increase in net assets from operations	$1,292,677

12	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
From operations —
Net investment income	$1,014,209	$261,081
Net realized loss from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(523,017)	(14,360)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	801,485	(828,270)
Net increase (decrease) in net assets from operations	$1,292,677	$(581,549)
Distributions to shareholders —
From net investment income	$(496,035)	$—
From net realized gain	(33,069)	—
Total distributions to shareholders	$(529,104)	$—
Transactions in common shares —
Proceeds from sale of shares	$50,000,000	$15,000,000
Net asset value of shares issued to shareholders in payment of distributions declared	529,104	—
Cost of shares redeemed	(15,333,371)	—
Net increase in net assets from Fund share transactions	$35,195,733	$15,000,000

Net increase in net assets	$35,959,306	$14,418,451

Net Assets
At beginning of period	$14,518,451	$100,000
At end of period	$50,477,757	$14,518,451

Accumulated undistributed net investment income included in net assets
At end of period	$375,824	$277,162

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

13	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Financial Highlights

	Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$9.610	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.452	$0.173
Net realized and unrealized gain (loss)	0.169	(0.563)

Total income (loss) from operations	$0.621	$(0.390)

Less Distributions
From net investment income	$(0.329)	$—
From net realized gain	(0.022)	—

Total distributions	$(0.351)	$—

Net asset value — End of period	$9.880	$9.610

Total Return(3)	6.64%	(3.90	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,478	$14,518
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.85%	0.85	%(6)
Net investment income	4.66%	3.58	%(6)
Portfolio Turnover	90%	0	%(4)

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

(2)	Computed using average common shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.01% and 2.16% of average daily net assets for the year ended July 31, 2014 and the period from commencement of operations on February 4, 2013 to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Institutional Emerging Markets Debt Fund (formerly, Eaton Vance Institutional Emerging Markets Local Debt Fund) (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Prior to February 4, 2013, the date the Fund commenced investment operations, the Fund had been inactive except for matters relating to its organization and the sale of 10,000 shares to Eaton Vance Management (EVM) for $100,000. Organization costs in connection with the organization of the Fund were borne directly by EVM. The Fund’s investment objective is total return. The Fund’s shares are offered to institutional investors and are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Directors have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Directors of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

15

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

At July 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $39,983, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2014, $39,983 are long-term.

As of July 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the

16

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

M  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the year ended July 31, 2014 and the period ended July 31, 2013 was as follows:

	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Distributions declared from:
Ordinary income	$482,711	$—
Long-term capital gains	$46,393	$—

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

During the year ended July 31, 2014, accumulated net realized loss was decreased by $431,806, accumulated undistributed net investment income was decreased by $419,512 and paid-in capital was decreased by $12,294 due to differences between book and tax accounting, primarily for swap contracts, foreign capital gains taxes, dividend redesignations, accretion of market discount, non-deductible expenses, investments in partnerships, and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of July 31, 2014, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$517,651
Deferred capital losses	$(39,983)
Net unrealized depreciation	$(272,892)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to foreign currency transactions, futures contracts, tax accounting for straddle transactions, investments in partnerships and accretion of market discount.

17

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended July 31, 2014, the investment adviser and administration fee amounted to $140,755 or 0.65% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets. This agreement may be changed or terminated after November 30, 2014. Pursuant to this agreement, EVM was allocated $220,392 of the Fund’s operating expenses for the year ended July 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2014, EVM earned $8 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the year ended July 31, 2014, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,892,382 and $13,420,848, respectively, for the year ended July 31, 2014.

5  Common Shares

The Corporation’s Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). Transactions in Fund shares were as follows:

	Year Ended July 31, 2014	Period Ended July 31, 2013(1)

Sales	5,107,252	1,500,000
Issued to shareholders electing to receive payments of distributions in Fund shares	56,228	—
Redemptions	(1,566,228)	—

Net increase	3,597,252	1,500,000

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

At July 31, 2014, Eaton Vance Short Duration Strategic Income Fund owned 100% of the outstanding shares of the Fund.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,464,431

Gross unrealized appreciation	$407,569
Gross unrealized depreciation	(844,436)

Net unrealized depreciation	$(436,867)

18

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

8/5/14	Euro 308,331	Romanian Leu 1,379,317	Bank of America	$4,268	$—	$4,268
8/5/14	New Turkish Lira 157,428	United States Dollar 72,999	Goldman Sachs International	—	(406)	(406)
8/6/14	Philippine Peso 7,679,000	United States Dollar 176,092	Standard Chartered Bank	—	(383)	(383)
8/8/14	New Turkish Lira 139,000	United States Dollar 65,028	Deutsche Bank	258	—	258
8/8/14	New Turkish Lira 814,000	United States Dollar 380,071	Standard Chartered Bank	771	—	771
8/8/14	United States Dollar 445,119	New Turkish Lira 953,000	Standard Chartered Bank	—	(1,050)	(1,050)
8/12/14	United States Dollar 486,274	Indian Rupee 29,653,000	Barclays Bank PLC	2,358	—	2,358
8/12/14	United States Dollar 162,647	Indian Rupee 9,916,000	Deutsche Bank	752	—	752
8/12/14	United States Dollar 186,936	Indian Rupee 11,394,000	Goldman Sachs International	818	—	818
8/12/14	United States Dollar 1,274,979	Indian Rupee 75,925,000	Standard Chartered Bank	—	(23,861)	(23,861)
8/13/14	Euro 121,625	United States Dollar 165,298	Deutsche Bank	2,432	—	2,432
8/13/14	Euro 1,535,554	United States Dollar 2,095,417	Goldman Sachs International	39,175	—	39,175
8/13/14	Euro 228,487	United States Dollar 313,089	Goldman Sachs International	7,125	—	7,125
8/13/14	Euro 404,746	United States Dollar 557,198	UBS AG	15,207	—	15,207
8/14/14	Indonesian Rupiah 2,509,282,287	United States Dollar 218,066	Barclays Bank PLC	3,147	—	3,147
8/14/14	Indonesian Rupiah 1,734,612,000	United States Dollar 151,230	Barclays Bank PLC	2,661	—	2,661
8/14/14	United States Dollar 54,168	Indonesian Rupiah 664,914,000	Barclays Bank PLC	2,781	—	2,781
8/14/14	United States Dollar 315,051	Indonesian Rupiah 3,578,980,287	Barclays Bank PLC	—	(8,513)	(8,513)
8/18/14	Euro 317,182	United States Dollar 435,080	Goldman Sachs International	10,339	—	10,339
8/22/14	Russian Ruble 5,425,020	United States Dollar 153,853	Deutsche Bank	2,475	—	2,475

19

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

8/25/14	Sri Lankan Rupee 8,318,000	United States Dollar 63,720	Standard Chartered Bank	$—	$(71)	$(71)
8/27/14	Argentine Peso 376,000	United States Dollar 42,971	Bank of America	—	(1,445)	(1,445)
8/27/14	Argentine Peso 318,000	United States Dollar 35,771	Bank of America	—	(1,795)	(1,795)
8/27/14	Euro 110,559	United States Dollar 151,633	Goldman Sachs International	3,579	—	3,579
8/27/14	United States Dollar 73,439	Argentine Peso 694,000	Bank of America	8,543	—	8,543
8/28/14	United States Dollar 166,831	Indian Rupee 9,981,000	Standard Chartered Bank	—	(3,241)	(3,241)
9/3/14	United States Dollar 221,090	Indian Rupee 14,194,000	Standard Chartered Bank	11,086	—	11,086
9/8/14	Argentine Peso 700,000	United States Dollar 77,864	Bank of America	—	(3,594)	(3,594)
9/8/14	United States Dollar 73,840	Argentine Peso 700,000	Bank of America	7,618	—	7,618
9/9/14	Zambian Kwacha 253,000	United States Dollar 42,308	Standard Chartered Bank	1,903	—	1,903
9/15/14	Euro 716,491	Hungarian Forint 222,804,375	Goldman Sachs International	—	(10,611)	(10,611)
9/16/14	United States Dollar 155,043	Zambian Kwacha 1,016,000	Barclays Bank PLC	6,532	—	6,532
9/23/14	United States Dollar 225,569	Zambian Kwacha 1,438,000	Barclays Bank PLC	2,158	—	2,158
9/24/14	Euro 777,327	United States Dollar 1,052,839	Deutsche Bank	11,790	—	11,790
9/26/14	Euro 1,473,959	United States Dollar 2,007,859	Goldman Sachs International	33,821	—	33,821
9/30/14	United States Dollar 139,024	Azerbaijani Manat 114,000	Standard Bank	6,014	—	6,014
10/8/14	Euro 217,300	United States Dollar 295,393	Bank of America	4,357	—	4,357
10/10/14	United States Dollar 1,016,702	Nigerian Naira 168,620,000	Standard Chartered Bank	10,648	—	10,648
10/14/14	United States Dollar 512,669	Indian Rupee 31,119,000	Standard Chartered Bank	—	(6,889)	(6,889)
10/28/14	United States Dollar 62,815	Mexican Peso 828,000	BNP Paribas	—	(562)	(562)
1/12/15	United States Dollar 74,603	Ugandan Shilling 203,666,000	Standard Chartered Bank	361	—	361
2/5/15	United States Dollar 293,367	Kazakhstani Tenge 48,699,000	Deutsche Bank	—	(35,709)	(35,709)
4/6/15	New Turkish Lira 933,000	United States Dollar 415,473	Deutsche Bank	1,948	—	1,948
4/6/15	United States Dollar 255,700	New Turkish Lira 600,000	Deutsche Bank	10,232	—	10,232

20

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/26/15	United States Dollar 176,458	Ugandan Shilling 486,670,000	Standard Chartered Bank	$—	$(3,651)	$(3,651)
6/11/15	United States Dollar 147,354	Zambian Kwacha 1,100,000	Standard Chartered Bank	6,309	—	6,309
6/17/15	United States Dollar 157,492	Zambian Kwacha 1,160,000	Standard Chartered Bank	4,110	—	4,110
6/18/15	United States Dollar 216,387	Zambian Kwacha 1,583,300	Standard Chartered Bank	4,086	—	4,086
6/18/15	United States Dollar 100,944	Zambian Kwacha 736,000	Standard Chartered Bank	1,544	—	1,544
6/25/15	United States Dollar 455,654	Zambian Kwacha 3,239,700	Barclays Bank PLC	—	(5,960)	(5,960)

				$231,206	$(107,741)	$123,465

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

9/14	6 U.S. 2-Year Deliverable Interest Rate Swap	Short	$(602,953)	$(602,156)	$797

9/14	5 U.S. 5-Year Deliverable Interest Rate Swap	Short	(508,166)	(507,031)	1,135
9/14	14 U.S. 10-Year Deliverable Interest Rate Swap	Short	(1,458,776)	(1,465,188)	(6,412)

					$(4,480)

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

LCH.Clearnet	PLN 818	Pays	6-month PLN WIBOR	3.44%	5/9/19	$6,984

						$6,984

PLN	–	Polish Zloty

21

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	BRL 88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$4,054
Bank of America	BRL 683	Pays	Brazil CETIP Interbank Deposit Rate	13.11	1/4/21	31,683
Bank of America	MXN 2,844	Pays	Mexico Interbank TIIE 28 Day	6.63	3/19/24	8,131
Goldman Sachs International	BRL 1,584	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	17,497
Goldman Sachs International	BRL 2,487	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/23	39,852

						$101,217

BRL	–	Brazilian Real
MXN	–	Mexican Peso

Cross-Currency Swaps
Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

Bank of America	$166	TRY 350	3-month USD-LIBOR-BBA	9.90%	4/11/17	$8,972
Deutsche Bank	379	TRY 814	3-month USD-LIBOR-BBA	10.54	4/3/19	44,816

						$53,788

TRY	–	New Turkish Lira

*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At July 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At July 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $107,741. At July 31, 2014, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the

22

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate

Net unrealized depreciation*	$—	$8,916
Receivable for open forward foreign currency exchange contracts	231,206	—
Receivable for open swap contracts	—	155,005

Total Asset Derivatives	$231,206	$163,921

Derivatives not subject to master netting or similar agreements	$—	$8,916

Total Asset Derivatives subject to master netting or similar agreements	$231,206	$155,005

Net unrealized depreciation*	$—	$(6,412)
Payable for open forward foreign currency exchange contracts	(107,741)	—

Total Liability Derivatives	$(107,741)	$(6,412)

Derivatives not subject to master netting or similar agreements	$—	$(6,412)

Total Liability Derivatives subject to master netting or similar agreements	$(107,741)	$—

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

23

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of July 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America	$77,626	$(6,834)	$—	$ —	$70,792
Barclays Bank PLC	19,637	(14,473)	—	—	5,164
Deutsche Bank	74,703	(35,709)	—	—	38,994
Goldman Sachs International	152,206	(11,017)	—	—	141,189
Standard Bank	6,014	—	—	—	6,014
Standard Chartered Bank	40,818	(39,146)	—	—	1,672
UBS AG	15,207	—	—	—	15,207

	$386,211	$(107,179)	$—	$ —	$279,032

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America	$(6,834)	$6,834	$—	$ —	$—
Barclays Bank PLC	(14,473)	14,473	—	—	—
BNP Paribas	(562)	—	—	—	(562)
Deutsche Bank	(35,709)	35,709	—	—	—
Goldman Sachs International	(11,017)	11,017	—	—	—
Standard Chartered Bank	(39,146)	39,146	—	—	—

	$(107,741)	$107,179	$—	$ —	$(562)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at July 31, 2014 is included at Note 9.

24

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended July 31, 2014 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$6,417
Swap contracts	—	38,083
Foreign currency and forward foreign currency exchange contract transactions	(139,273)	—

Total	$(139,273)	$44,500

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$(49,200)
Swap contracts	—	161,989
Foreign currency and forward foreign currency exchange contracts	189,542	—

Total	$189,542	$112,789

The average notional amounts of derivative instruments outstanding during the year ended July 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$92,000	$1,220,000	$9,977,000	$1,209,000

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2014.

9  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

JPMorgan Chase Bank	7/1/14	Open	(2.00)%	$39,923	$39,923
JPMorgan Chase Bank	7/10/14	Open	(1.75)	144,245	144,245
JPMorgan Chase Bank	7/10/14	Open	(2.25)	98,524	98,524
JPMorgan Chase Bank	7/16/14	Open	(2.25)	138,298	138,298

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the year ended July 31, 2014, the average borrowings under reverse repurchase agreements and the average annual interest rate were $28,352 and (2.01)%, respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the

25

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. At July 31, 2014, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements, which exceeded the amount of borrowings by counterparty, was $459,143. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 11) at July 31, 2014.

10  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$31,008,307	$—	$31,008,307
Foreign Corporate Bonds	—	1,139,122	—	1,139,122
Short-Term Investments —
Foreign Government Securities	—	9,882,237	—	9,882,237
U.S. Treasury Obligations	—	1,999,980	—	1,999,980
Other	—	4,997,918	—	4,997,918

Total Investments	$—	$49,027,564	$—	$49,027,564

Forward Foreign Currency Exchange Contracts	$—	$231,206	$—	$231,206
Futures Contracts	1,932	—	—	1,932
Swap Contracts	—	161,989	—	161,989

Total	$1,932	$49,420,759	$—	$49,422,691

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(107,741)	$—	$(107,741)
Futures Contracts	(6,412)	—	—	(6,412)

Total	$(6,412)	$(107,741)	$—	$(114,153)

26

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Notes to Financial Statements — continued

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

12  Name Change

Effective February 24, 2014, the name of Eaton Vance Institutional Emerging Markets Debt Fund was changed from Eaton Vance Institutional Emerging Markets Local Debt Fund.

27

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Report of Independent Registered Public Accounting Firm

To the Directors of Eaton Vance Series Fund, Inc. and Shareholders of Eaton Vance Institutional Emerging Markets Debt Fund (formerly, Eaton Vance Institutional Emerging Markets Local Debt Fund):

We have audited the accompanying statement of assets and liabilities of Eaton Vance Institutional Emerging Markets Debt Fund (the “Fund”) (one of the funds constituting Eaton Vance Series Fund, Inc.), including the portfolio of investments, as of July 31, 2014, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, February 4, 2013 to July 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Institutional Emerging Markets Debt Fund as of July 31, 2014, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from the start of business, February 4, 2013, to July 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 16, 2014

28

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2015 will show the tax status of all distributions paid to your account in calendar year 2014. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of the foreign tax credit.

Foreign Tax Credit.  For the fiscal year ended July 31, 2014, the Fund paid foreign taxes of $56,647 and recognized foreign source income of $1,250,543.

29

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

30

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Institutional Emerging Markets Debt Fund (formerly Eaton Vance Institutional Emerging Markets Local Debt Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such personnel in investing in securities, derivatives and other instruments to establish long and short investment exposures to emerging markets, and investing in derivatives to establish short investment exposure to the euro. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

31

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

32

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Management and Organization

Fund Management.  The Directors of Eaton Vance Series Fund, Inc. (the Corporation) are responsible for the overall management and supervision of the Corporation’s affairs. The Directors and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Directors and officers of the Corporation hold indefinite terms of office. The “Noninterested Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Director and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Director oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Director and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Corporation	Director Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Director

Thomas E. Faust Jr. 1958	Director	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Corporation.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Director

Scott E. Eston 1956	Director	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Cynthia E. Frost(3) 1961	Director	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Director	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (since 2010).

Valerie A. Mosley(4) 1960	Director	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Director	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

33

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Corporation	Director Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Director (continued)

Ronald A. Pearlman 1940	Director	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Director	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Director of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Director	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Director	2007 (Chairman); 2005 (Director)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Directors
Name and Year of Birth	Position(s) with the Corporation	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Director for a fund in the Eaton Vance family of funds. Each Director has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Directors (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

34

Eaton Vance

Institutional Emerging Markets Debt Fund

July 31, 2014

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Directors effective May 29, 2014.
(4)	Ms. Mosley began serving as a Director effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Directors and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7012    7.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Institutional Emerging Markets Debt Fund (formerly, Eaton Vance Institutional Emerging Markets Local Debt Fund) (the “Fund”) is the only series of Eaton Vance Series Fund, Inc. (the “Corporation”), a Maryland corporation. The Corporation is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal year ended July 31, 2014 and the initial fiscal period from commencement of operations on February 4, 2013 to July 31, 2013 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Institutional Emerging Markets Debt Fund (formerly, Eaton Vance Institutional Emerging Markets Local Debt Fund) *

Fiscal Period Ended	7/31/13	7/31/14
Audit Fees	$64,870	$71,670
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,310	$17,040
All Other Fees(3)	$0	$0

Total	$80,180	$88,710

*	Fund commenced operations on February 4, 2013.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by D&T for the Fund’s fiscal year ended July 31, 2014 and the initial fiscal period from commencement of operations on February 4, 2013 to July 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the Series.

Fiscal Years Ended	7/31/13	7/31/14
Registrant	$15,310	$17,040
Eaton Vance(1)	$276,151	$397,473

(1)	The investment adviser to the Fund, as well as any of its affiliates that provide ongoing services to the Fund, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 10, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 10, 2014